REVENUE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Line Items]
Trade receivables	$ 2,939	$ 7,679
Revenue from performance obligations satisfied or partially satisfied in previous periods		$ 362
Provisional Pricing [Member]
Notes To Financial Statements [Line Items]
Contract with Customer Liabilities Revenue Subject to Provisional Pricing	$ 5,860